JPMorgan SmartRetirement® 2030 Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 75.1%
Fixed Income — 39.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	107,914	1,099,641
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	51,056	366,070
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,512	52,861
JPMorgan High Yield Fund Class R6 Shares (a)	24,215	155,707
Total Fixed Income		1,674,279
International Equity — 6.4%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	458	13,953
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,358	69,111
JPMorgan International Equity Fund Class R6 Shares (a)	9,468	190,034
Total International Equity		273,098
U.S. Equity — 29.2%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	569	32,561
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,416	31,463
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,132	32,203
JPMorgan U.S. Equity Fund Class R6 Shares (a)	24,016	570,132
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	13,923	568,887
Total U.S. Equity		1,235,246
Total Investment Companies (Cost $2,769,903)		3,182,623
Exchange-Traded Funds — 23.4%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	138	12,236
JPMorgan Realty Income ETF (a)	830	36,390
Total Alternative Assets		48,626
Fixed Income — 2.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	819	37,854
JPMorgan Inflation Managed Bond ETF (a)	1,358	63,618
Total Fixed Income		101,472
International Equity — 10.0%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,958	71,762
JPMorgan International Research Enhanced Equity ETF (a)	5,642	353,305
Total International Equity		425,067
International Funds — 5.8%
JPMorgan Global Select Equity ETF (a)	4,271	245,168
U.S. Equity — 4.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,863	172,208
Total Exchange-Traded Funds (Cost $838,529)		992,541
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.13%, 1/31/2025 (b) (Cost $3,637)	3,662	3,632

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (c) (Cost $67,605)	67,605	67,605
Total Investments — 100.2% (Cost $3,679,674)		4,246,401
Liabilities in Excess of Other Assets — (0.2)%		(8,053)
NET ASSETS — 100.0%		4,238,348

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2024.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	1,433	06/21/2024	USD	75,147	(83)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$992,541	$—	$—	$992,541
Investment Companies	3,182,623	—	—	3,182,623

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$3,632	$—	$3,632
Short-Term Investments
Investment Companies	67,605	—	—	67,605
Total Investments in Securities	$4,242,769	$3,632	$—	$4,246,401
Depreciation in Other Financial Instruments
Futures Contracts	$(83)	$—	$—	$(83)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$72,541	$8,390	$9,618	$(1,539)	$1,988	$71,762	1,958	$2,070	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	13,768	282	2,497	(68)	751	12,236	138	334	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	14,917	—	14,908	(142)	133	—	—	365	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	192,296	16,982	65,168	8,976	19,122	172,208	1,863	1,897	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	3,808	33,383	—	—	663	37,854	819	853	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,125,184	185,966	209,969	(29,329)	27,789	1,099,641	107,914	29,704	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	355,665	57,876	47,232	(5,602)	5,363	366,070	51,056	11,243	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,571	43,105	—	—	1,185	52,861	8,512	711	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	40,949	666	26,761	4,267	(5,168)	13,953	458	667	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	84,878	6,830	23,823	(10,192)	11,418	69,111	4,358	2,498	—
JPMorgan Global Select Equity ETF (a)	—	233,867	23,370	1,049	33,622	245,168	4,271	433	—
JPMorgan High Yield Fund Class R6 Shares (a)	218,281	30,139	100,385	(8,478)	16,150	155,707	24,215	10,381	—
JPMorgan Inflation Managed Bond ETF (a)	8,621	54,188	—	—	809	63,618	1,358	299	—
JPMorgan International Equity Fund Class R6 Shares (a)	262,541	4,983	90,618	20,950	(7,822)	190,034	9,468	4,983	—
JPMorgan International Research Enhanced Equity ETF (a)	481,113	10,875	172,796	10,651	23,462	353,305	5,642	12,470	—
JPMorgan Realty Income ETF (a)	40,585	1,311	7,102	9	1,587	36,390	830	816	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	84,594	16,666	70,616	287	1,630	32,561	569	852	2,536
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	38,558	5,260	16,698	918	3,425	31,463	1,416	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	42,417	2,318	17,637	589	4,516	32,203	1,132	526	56
JPMorgan U.S. Equity Fund Class R6 Shares (a)	680,510	13,122	223,670	65,170	35,000	570,132	24,016	4,459	6,548

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$105,097	$651,249	$688,741	$—	$—	$67,605	67,605	$3,847	$—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	636,925	14,098	179,656	6,815	90,705	568,887	13,923	5,246	686
Total	$4,511,819	$1,391,556	$1,991,265	$64,331	$266,328	$4,242,769		$94,654	$9,826

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
*	Non-income producing security.